Accounting judgments, estimates and assumptions - Sensitivity to input parameters (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Amount of simulations performed		10,000
Percentage Of Share Capital, To Calculate Fair Value Of Share Options Granted	100	100
Share of durable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of decrease	10.00%	10.00%
Decrease in deferred revenue balance		$ 23,795
Increase in deferred revenue balance		$ 23,789
Share of consumable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%	10.00%
Percentage of decrease	10.00%	10.00%
Decrease in deferred revenue balance	$ 6,751
Increase in deferred revenue balance	$ 6,757
Estimated lifespans | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase	10.00%	10.00%
Decrease in deferred revenue balance	$ 38,659
Increase in deferred revenue balance	$ 33,760